CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenue	$ 121,724	$ 150,509
Cost of sales:
Direct production costs	104,785	105,003
Royalties	2,034	1,653
Share-based payments	195	(93)
Depreciation, depletion and amortization	31,495	38,412
Write down of inventory to net realizable value	576	2,026
Cost of sales	139,085	147,001
Mine operating earnings (loss)	(17,361)	3,508
Expenses:
Exploration	12,001	12,383
General and administrative	9,980	8,626
Severance costs	4,589
Total expenses	26,570	21,009
Operating earnings (loss)	(43,931)	(17,501)
Finance costs	602	211
Other income (expense):
Write down of inventory to net realizable value		(650)
Write off of IVA receivable	(151)	(194)
Foreign exchange	101	(81)
Investment and other	579	926
Total other income (expense)	529	1
Earnings (loss) before income taxes	(44,004)	(17,711)
Income tax expense (recovery):
Current income tax expense	2,702	4,477
Deferred income tax expense (recovery)	1,360	(9,749)
Income tax expense	4,062	(5,272)
Net earnings (loss) for the year	$ (48,066)	$ (12,439)
Basic and diluted earnings (loss) per share based on net earnings (in dollars per share)	$ (0.36)	$ (0.10)
Basic and diluted weighted average number of shares outstanding (in shares)	135,367,129	128,600,421